VALIC COMPANY I
Supplement to the Prospectus
dated October 1, 2004

VALIC COMPANY II
Supplement to the Prospectus
dated December 31, 2004

This Supplement replaces the Supplement dated December 10, 2004.

The language in the Supplement dated December 10, 2004, is hereby deleted in its entirety.

Date: January 13, 2005